Other Financial Liabilities	12 Months Ended
Dec. 31, 2020
Other Financial Liabilities
Other Financial Liabilities

11. Other financial liabilities

in EUR thousands	31.12.2020	31.12.2019
Non-current other financial liabilities
Purchase price liability (earn-out and start-up costs)	17,811	14,720
Liability from SAR program	183	0
Total non-current other financial liabilities	17,994	14,720

Current financial liabilities	90	99

Purchase price liability (earn-out and start-up costs)

The purchase price liability was discounted based on the expected annual purchase price payments. The expected annual purchase price payments will be due from 2022 to 2030 depending on future profits generated from the sale of Xepi®. The expected profits from the sale of Xepi® and, consequently, the expected annual purchase price payments have been revaluated in 2020 due to the current market situation influenced by the COVID 19 pandemic and the resulting postponement of the market penetration of Xepi®. In total, excluding the repayment of start-up costs, this results in a purchase price liability of nominally USD 26.4 million / EUR 21.6 million (previous year USD 28.9 million / EUR 25.8 million). The start-up costs received in the nominal amount of USD 7.3 million (EUR 6.0 million) are to be repaid in approximately equal parts in 2022 and 2023.

Stock Appreciation Rights Program 2019

In April 2019, the Executive Board, with the approval of the Supervisory Board, established a stock appreciation rights plan under which the Company grants virtual options (“stock appreciation rights” or “SARs”) entitling the “beneficiary” to receive cash payments in accordance with the specific terms of the SAR plan. However, SARs do not confer any right to subscribe to shares of the Company. SARs may be issued to members of the Management Board of the Company, to members of the management of affiliated companies as well as to employees of the Company and affiliated companies (hereinafter collectively referred to as “beneficiaries”). The exact number of beneficiaries and the number of SARs to be granted to them are determined by the Company’s Management Board. To the extent that members of the Management Board are to receive SARs, the Supervisory Board alone is responsible for determining and deciding on the issue of the SARs. In accordance with the SAR Plan, a maximum of 4,000,000 SARs may be issued until March 31, 2024, of which a maximum of 1,600,000 SARs may be granted to members of the Management Board and a maximum of 2,400,000 SARs to other beneficiaries. The SAR Plan sets the dates for the payment of cash in connection with the SARs, unless there are legally binding regulations that conflict with the payout for the beneficiary. In addition, the eligible party must meet certain conditions for the grant of SARs and must enter into a written contract (“SAR Agreement”) with the Company prior to exercise and delivery. Finally, SARs are subject to regulations on vesting periods, expiry and forfeiture. In particular, the SARs may be exercised for the first time after a “vesting period” has expired:

a) The vesting period for 15 % of the SARs granted on an issue date is one year after the issue date;

b) The vesting period for an additional 25% of the SARs granted on an issue date is two years after the issue date;

c) The vesting period for an additional 25% of the SARs granted on an issue date is three years after the issue date;

d) The vesting period for the remaining 35% of the SARs granted at an issue date is four years after the issue date.

After expiry of the respective vesting period, SARs may be exercised until six years after the respective issue date, unless mandatory legal provisions stipulate otherwise in individual cases. If the SARs have not been exercised by that date, they expire without replacement. The beneficiary has no claim to payment if the SARs are not exercised on time and no further compensation will be granted.

SARs may only be exercised as long as their holder is in an ongoing employment or service relationship with the Company or with an affiliated company or as a member of the Company’s Management Board.

SARs may only be exercised if the reference price at the beginning of the respective exercise window exceeds the issue price by at least 20%. Furthermore, the reference price must be at least as high as the MSCI World Health Care Index TR or a comparable successor index in the time between the last trading day before the issue date and the 5th trading day before the beginning of the respective exercise window.

Upon effective exercise of the SARs, the Company is obligated, subject to certain adjustments, to make a payment (gross) for each SAR exercised as follows: reference rate - base amount = payout amount per SAR (gross).

SAR program 2019	December 31, 2020

Granted during the period	755,750
Forfeited during the period	28,000
Exercised during the period	-
Expired during the period	-
Outstanding at the end of the period	727,750
Exercisable at the end of the period	-
Fair value at the end of the period	EUR 183,000
Cost during the period	EUR 183,000

The fair value of a stock option under this option program is determined on the basis of a Monte Carlo risk simulation. The pro rata temporis amounts are recognized ratably as personnel expense over the vesting period until the end of the blocking period and are reported under other financial liabilities.